Share of results of associates - Summary of Share of Results of Associates (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of associates [abstract]
Share of profit before interest and taxation	£ 32.3	£ 52.8	£ 123.8
Share of exceptional losses	(13.3)	(28.4)	(41.7)
Share of interest and non-controlling interests	(6.3)	(3.2)	(9.7)
Share of taxation	(4.7)	(11.8)	(28.9)
Share of profit loss of associates accounted for using equity method	£ 8.0	£ 9.4	£ 43.5